DREYFUS RESEARCH GROWTH FUND INC
Fund Summary
Investment Objective
The fund seeks long-term capital growth consistent with the preservation of capital.
Current income is a secondary goal.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 9 of this prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees DREYFUS RESEARCH GROWTH FUND INC	Class A		Class C	Class I	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses DREYFUS RESEARCH GROWTH FUND INC		Class A	Class C	Class I	Class Y	Class Z
Management fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees		none	0.75%	none	none	none
Other expenses (including shareholder services fees)		0.43%	0.45%	0.11%	0.17%	0.20%
Total annual fund operating expenses		1.18%	1.95%	0.86%	0.92%	0.95%
Fee waiver and/or expense reimbursement	[1]	(0.05%)	(0.07%)		(0.12%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.13%	1.88%	0.86%	0.80%	0.95%
[1]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until July 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of its Class A, C, I, Y and Z shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.88%, 0.88%, 0.88%, 0.80% and 0.88%, respectively. On or after July 1, 2015, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DREYFUS RESEARCH GROWTH FUND INC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	684	924	1,182	1,920
Class C	291	605	1,046	2,269
Class I	88	274	477	1,061
Class Y	82	281	498	1,120
Class Z	97	303	525	1,166

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption DREYFUS RESEARCH GROWTH FUND INC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	684	924	1,182	1,920
Class C	191	605	1,046	2,269
Class I	88	274	477	1,061
Class Y	82	281	498	1,120
Class Z	97	303	525	1,166

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46.34% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The fund may invest up to 25% of its assets in foreign securities.

The fund invests in stocks selected by a team of core research analysts, with each analyst responsible for fund investments in his or her area of expertise. As the fund's portfolio managers, these analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. The analysts, under the direction of the director of the core research team, determine the fund's allocations among market sectors. The fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index, the fund's benchmark.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class Z shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class Z

Best Quarter Q3, 2010: 16.60% Worst Quarter Q4, 2008: -21.45%

The year-to-date total return of the fund's Class Z shares as of March 31, 2014 was 1.35%.

Average Annual Total Returns (as of 12/31/13)

After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class A, C and I shares, and Y shares, periods prior to September 30, 2008 and July 1, 2013, respectively, reflect the performance of the fund's Class Z shares adjusted to reflect any applicable sales charges. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A and C shares for such periods would have been lower.

Average Annual Returns DREYFUS RESEARCH GROWTH FUND INC	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Inception Date
Class Z	35.65%	21.06%	8.24%	Feb. 04, 1972
Class A	27.54%	19.28%	7.46%	Sep. 30, 2008
Class C	33.34%	19.69%	7.59%	Sep. 30, 2008
Class I	35.88%	21.02%	8.23%	Sep. 30, 2008
Class Y	34.39%	20.83%	8.14%	Jul. 01, 2013
After Taxes on Distributions Class Z	35.40%	20.96%	7.85%
After Taxes on Distributions and Sale of Fund Shares Class Z	20.35%	18.69%	7.14%
Russell 1000 Growth Index reflects no deduction for fees, expenses or taxes	33.48%	20.39%	7.83%